Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,566,271.31

Principal:
Principal Collections	$18,807,980.73
Prepayments in Full	$12,214,648.20
Liquidation Proceeds	$614,225.91
Recoveries	$83,885.24
Sub Total	$31,720,740.08
Collections	$34,287,011.39

Purchase Amounts:
Purchase Amounts Related to Principal	$333,265.35
Purchase Amounts Related to Interest	$1,971.91
Sub Total	$335,237.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,622,248.65

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,622,248.65
Servicing Fee	$586,498.55	$586,498.55	$0.00	$0.00	$34,035,750.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,035,750.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,035,750.10
Interest - Class A-3 Notes	$284,912.72	$284,912.72	$0.00	$0.00	$33,750,837.38
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$33,600,225.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,600,225.71
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$33,526,028.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,526,028.38
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$33,462,888.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,462,888.38
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$33,385,541.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,385,541.88
Regular Principal Payment	$30,906,565.92	$30,906,565.92	$0.00	$0.00	$2,478,975.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,478,975.96
Residuel Released to Depositor	$0.00	$2,478,975.96	$0.00	$0.00	$0.00
Total		$34,622,248.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,906,565.92
Total					$30,906,565.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,906,565.92	$56.42	$284,912.72	$0.52	$31,191,478.64	$56.94
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$30,906,565.92	$19.19	$650,208.22	$0.40	$31,556,774.14	$19.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$407,018,168.45	0.7430051	$376,111,602.53	0.6865856
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$674,678,168.45	0.4189611	$643,771,602.53	0.3997687

Pool Information
Weighted Average APR	4.325%	4.323%
Weighted Average Remaining Term	40.43	39.56
Number of Receivables Outstanding	40,252	39,339
Pool Balance	$703,798,260.89	$671,452,967.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$674,678,168.45	$643,771,602.53
Pool Factor	0.4273145	0.4076759

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$27,681,364.81
Targeted Overcollateralization Amount	$27,681,364.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,681,364.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$375,173.36
(Recoveries)		87	$83,885.24
Net Losses for Current Collection Period			$291,288.12
Cumulative Net Losses Last Collection Period			$6,133,536.58
Cumulative Net Losses for all Collection Periods			$6,424,824.70

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.83%	614	$12,286,990.98
61-90 Days Delinquent	0.22%	68	$1,492,928.57
91-120 Days Delinquent	0.07%	23	$494,386.81
Over 120 Days Delinquent	0.14%	46	$941,873.23
Total Delinquent Receivables	2.27%	751	$15,216,179.59

Repossession Inventory:
Repossessed in the Current Collection Period		39	$852,593.09
Total Repossessed Inventory		58	$1,431,590.46

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4525%
Preceding Collection Period			0.3851%
Current Collection Period			0.5083%
Three Month Average			0.4486%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2797%
Preceding Collection Period			0.3329%
Current Collection Period			0.3483%
Three Month Average			0.3203%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer